Summary of significant accounting policies (Details)	Dec. 31, 2024
Building [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of assets	45 years
Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of assets	4 years
Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of assets	10 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of assets	3 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of assets	5 years
Automobiles [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of assets	5 years
Automobiles [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of assets	10 years